FINANCIAL INSTRUMENTS - Other Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 8,549	$ 10,905
Financial liabilities	(60,623)	(77,610)
Interest rate risk | Interest rate caps
Disclosure of detailed information about financial instruments [line items]
Notional	10,007	20,706
Financial liabilities	$ (9)	$ (32)
Interest rate risk | Interest rate caps | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	1.00%	1.00%
Interest rate risk | Interest rate caps | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	5.70%	9.90%
Interest rate risk | Interest rate swaps on forecasted fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Notional	$ 75	$ 75
Rates	5.30%	5.30%
Financial liabilities	$ (18)	$ (21)
Interest rate risk | Interest rate swaps of US$ debt
Disclosure of detailed information about financial instruments [line items]
Notional	63	1,597
Financial assets	$ 0	$ 19
Interest rate risk | Interest rate swaps of US$ debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	3.30%	3.30%
Interest rate risk | Interest rate swaps of US$ debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	4.10%	4.10%